WARRANT LIABILITY	6 Months Ended
Sep. 30, 2021
Warrant Liability
WARRANT LIABILITY

NOTE 13. WARRANT LIABILITY

Below is the roll-forward of warrants issued by entity (see Note 12, “Unsecured Notes Payable”):

	PBI
	Exercise Price	Warrants	Amount
			In 000’$
Warrants outstanding, April 1, 2021	$6.64	49,701	$1,120
Exercise of warrants as of September 30, 2021	$6.64	(13,554)	(90)
Fair value adjustment as of September 30, 2021 (1) (2)	–	–	(495)
Warrants outstanding, September 30, 2021	$6.64	36,147	$535

(1)	Portage warrant liability valued at contract price, adjusted for fair value using the Black-Scholes model.

The Black-Scholes assumptions used in the fair value calculation of the warrants as of September 30, 2021 were:

Risk free rate: 0.09%

Expected Dividend: $0

Expected Life: 1.03 years

Volatility: 88.6%

(2)	The Company recognized a gain of $0.01 million and $0.4 million in the three and six months ended September 30, 2021, respectively, to reflect the change in fair value of the underlying warrants. The Company recognized a gain of $0.1 million in each of the three and six months ended September 30, 2020 to reflect the change in fair value of the underlying warrants.